Derivatives	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
(21)
Derivatives

Derivatives Designated as Fair Value Hedges

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged asset or liability attributable to the hedged risk are recognized in current earnings. The gain or loss on the derivative instrument is presented on the same income statement line item as the earnings effect of the hedged item. The Company utilizes interest rate swaps designated as fair value hedges to mitigate the effect of changing interest rates on the fair values of fixed rate loans. The hedging strategy on loans converts the fixed interest rates to variable interest rates tied to the applicable reference rate. These derivatives are designated as partial term hedges of selected cash flows covering specified periods of time prior to the maturity dates of the hedged loans.

During the second quarter of 2020, the Company entered into one swap transaction with a notional amount of $30,000,000 pursuant to which the Company paid the counter-party a fixed interest rate and received a floating rate, which until August 31, 2023 equaled

1 month LIBOR. On September 1, 2023, the Company began receiving a daily compounded SOFR rate plus a spread adjustment in lieu of 1 month LIBOR as part of the LIBOR transition event. The derivative transaction was designated as a fair value hedge.

During the fourth quarter of 2023 the Company voluntarily terminated the interest rate swap as the market indicated that rates had peaked, further rate increases were unlikely, and the Company’s balance sheet could support the market’s current demand for fixed rate loans without the interest rate swap. The termination of the fair value hedge resulted in an unrealized gain totaling $3,747,000 which is being reclassified to increase interest income over the original term of the swap contract.

A summary of the Company's fair value hedge relationships as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

December 31, 2023
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	—	—%	—	$—	—

December 31, 2022
	Balance Sheet Location	Weighted Average Remaining Maturity (In Years)	Weighted Average Pay Rate	Receive Rate	Notional Amount	Estimated Fair Value
Interest rate swap agreements - loans	Other assets	7.42	0.65%	1 month LIBOR	$30,000	4,520

The effects of fair value hedge relationships reported in interest income on loans on the consolidated statements of income for the twelve months ended December 31, 2023 and 2022 were as follows (in thousands):

	Twelve Months Ended December 31,
Gain (loss) on fair value hedging relationship	2023	2022	2021
Interest rate swap agreements - loans:
Hedged items	$—	(3,265)	(1,125)
Derivative designated as hedging instruments	—	3,328	1,243

The following amounts were recorded on the balance sheet related to cumulative basis adjustments for fair value hedges at December 31, 2023 and December 31, 2022 (in thousands):

	Carrying Amount of the Hedged Assets		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets
Line item on the balance sheet	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Loans	$—	25,452	—	(4,548)

The following table presents the net effects of derivative hedging instruments on the Company's consolidated statements of income for twelve months ended December 31, 2023 and 2022. The effects are presented as an increase to income before taxes in the relevant caption of the Company's consolidated statements of income.

		In Thousands
		2023	2022	2021
Location in the Consolidated Statements of Income
Interest income	Interest and fees on loans	$271	63	118
Net increase (decrease) to income before taxes		$271	63	118

Mortgage Banking Derivatives

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of mortgage loans to third party investors are considered derivatives. It is the Company's practice to enter into forward commitments for the future delivery of residential mortgage loans when interest rate lock commitments are entered into in order to economically hedge the effect of changes in interest rates resulting from its commitments to fund the loans. At December 31, 2023 and December 31, 2022, the Company had approximately $2,265,000 and $6,923,000, respectively, of interest rate lock commitments and approximately $2,500,000 and $6,250,000, respectively, of forward commitments for the future delivery of residential mortgage loans. The fair value of these mortgage banking derivatives was reflected by derivative assets of $65,000 and $123,000 and a derivative liability of $13,000 and derivative asset of $62,000, respectively, at December 31, 2023 and December 31, 2022. Changes in the fair values of these mortgage-banking derivatives are included in net gains on sale of loans.

The net gains (losses) relating to free-standing derivative instruments used for risk management is summarized below:

	In Thousands
	2023	2022
Interest rate contracts for customers	$(58)	(535)
Forward contracts related to mortgage loans held for sale and interest rate contracts	(75)	56

The following table reflects the amount and fair value of mortgage banking derivatives included in the consolidated balance sheet as of December 31, 2023 and December 31, 2022:

	In Thousands
	2023		2022
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$2,265	65	6,923	123
Forward contracts related to mortgage loans held-for-sale	2,500	(13)	6,250	62